--------------------------------
                               ------------------
                                MAIRS AND POWER
                               INCOME FUND, INC.
                               ------------------

3RD QUARTER REPORT

September 30, 1995

W-2062 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101
612-222-8478

                                                               November 20, 1995

To Our Shareholders:

THIRD QUARTER RESULTS

  Reflecting the strong overall investment environment, the Income Fund continued to achieve favorable investment results during the third quarter. Based on a net asset value of $63.39 per share on September 30, 1995, the Fund showed a total investment return of 5.4% for the quarter after adjustment for the reinvestment of cash dividends. This compared to comparable returns of 7.9% for the Standard & Poor's 500, 5.8% for the Dow Jones Industrial Average and 1.9% for the Lehman Brothers Gov't/Corp. Bond Index. The year-to-date nine month return for the Fund was 24.0% compared to similar returns of 29.8% for the S&P 500, 27.4% for the DJIA and 13.9% for the Lehman Brothers Gov't/Corp. Bond Index. Based on CDA/ Wiesenberger figures, the average return for a universe of 237 balanced mutual funds over the first nine months of 1995 was 19.8%.

  During the third quarter, the economy experienced a strong rebound from a relatively weak second quarter. Real Gross Domestic Product grew at an unexpectedly high 4.2% (preliminary basis) compared to only 1.3% in the second quarter with consumer spending, business investment, residential investment and government spending all contributing to the gain. While inventories rose during the quarter after declining during the previous quarter, the rate of increase should not be considered too significant in view of a strong gain in final sales pretty much in line with overall GDP growth. Inflation remained subdued and even showed some improvement rising at a surprisingly low 1.8% annual rate compared to a 3.2% rate in the second quarter. Net income for most corporations continued to show good year to year comparisons although the rate of increase diminished from the first half. In this regard, a recent BUSINESS WEEK survey of some 900 corporations showed corporate earnings rising 11% in the quarter after charge-offs.

  The continuing above average growth in corporate earnings accompanied by a low rate of inflation has created a most favorable environment for investing in financial assets. In this regard, the flow of funds into stocks via mutual funds has been especially significant. Foreign investors are also thought to have returned to the U.S. market with the dollar having shown recent signs of strength. During the third quarter, such market sectors as communications, financial, health care and technology (electronics and semiconductors) performed the best while consumer cyclicals (autos and housing) and energy did the worst. Among individual issues held in the Fund, Graco (+27.0%), American Express (+25.9%) and Merrill Lynch (+19.0%) did the best while Corning (-12.6%), Cooper Industries (-10.8%) and AMP (-8.9%) performed the worst.

FUTURE OUTLOOK

  Economic growth is expected to continue over the coming year although the rate of expansion should moderate to the 2-2 1/2% range from the 4.2% rate (preliminary basis) shown in the third quarter of 1995. While inflation should remain under good control, the rate seems more likely to be in the area of 3% instead of 2% or less as some of the more optimistic forecasters suggest. Corporate profits are projected to continue growing in 1996 in response to a further improvement in profitability, however, the rate of growth may slip to mid to high "single digit" levels compared to 12% or more estimated for 1995.

  Even though interest rates may continue to ease somewhat more over the immediate future as investors continue to worry about the direction of the economy and further discount the possibility of another monetary policy adjustment by the Federal Reserve, the outlook for additional growth in 1996 and an inflation rate in the area of 3% should keep rates from declining much from current levels. Hence, the bond market would appear to be pretty fully valued except on a very short-term basis where current momentum may move the market higher. The stock market, on the other hand, seems to offer a greater possibility of further progress if corporate earnings continue to grow at near historical rates. While equity valuation levels might appear rather full at near 16x estimated 1996 earnings (based on the S&P 500), it should be noted that historically this is more of an average level when compared to other periods of relatively low inflation. Other factors suggesting higher stock prices include ample liquidity in the hands of both individual investors and corporations with stock buyback programs and signs of increasing interest on the part of foreign investors in the U.S. market.

                                                                William B. Frels

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                         MARKET
  AMOUNT                                  FIXED INCOME SECURITIES                                    COST         VALUE
----------   ----------------------------------------------------------------------------------  ------------  ------------
             U.S. GOVERNMENT OBLIGATIONS 7.9%
  300,000    US Treasury Notes                                                 7.00%   9/30/96   $    300,000  $    303,656
  200,000    US Treasury Notes                                                7.125%   9/30/99        197,172       207,938
  250,000    Federal Home Loan Bank                                            7.48%   6/28/01        250,000       254,122
  250,000    Federal National Mortgage Association                             7.19%   3/22/04        243,750       249,063
  250,000    Federal Home Loan Mortgage Corporation                            7.30%   7/27/05        250,000       250,000
                                                                                                 ------------  ------------
                                                                                                    1,240,922     1,264,779
                                                                                                 ------------  ------------

             OTHER NON-CONVERTIBLE BONDS 12.5%
  250,000    Dupont (E.I.) de Nemours & Company                                6.00%   12/1/01        249,750       243,437
  250,000    Household Finance Corp.                                           7.00%   2/15/03        250,000       253,262
  265,000    J. C. Penney & Co.                                                6.00%   5/01/06        239,613       249,747
  250,000    Merrill Lynch and Co., Inc.                                       7.00%   4/27/08        247,977       249,342
  250,000    General Foods Corporation                                         7.00%   6/15/11        240,000       240,768
  200,000    Ford Motor Company Debentures                                     9.50%   9/15/11        199,836       243,192
  250,000    Goldman Sachs & Company                                           8.00%   3/01/13        256,025       259,538
  250,000    Allstate Corp.                                                    7.50%   6/15/13        218,937       250,000
                                                                                                 ------------  ------------
                                                                                                    1,902,138     1,989,286
                                                                                                 ------------  ------------

             CONVERTIBLE BONDS 5.7%
  150,000    General Signal Corporation                                        5.75%   6/01/02        147,375       153,000
  181,000    Pogo Producing Co.                                                8.00%   12/31/05       138,276       183,489
  150,000    Cray Research, Inc.                                              6.125%   2/01/11        101,000       117,000
  150,000    Browning-Ferris Industries, Inc.                                  6.25%   8/15/12        136,125       149,625
  150,000    Ashland Oil, Inc.                                                 6.75%   7/01/14        144,000       147,000
  150,000    Cooper Industries, Inc.                                           7.05%   1/01/15        139,142       152,625
                                                                                                 ------------  ------------
                                                                                                      805,918       902,739
                                                                                                 ------------  ------------

NUMBER OF
  SHARES
----------

             NON-CONVERTIBLE AND CONVERTIBLE PREFERRED STOCK 11.4%
    6,000    Bankers Trust New York Corporation                            $   1.91                   144,495       150,750
    6,000    Barclays Bank PLC, Series E                                   $   2.00                   150,000       147,750
    5,000    The Bear Stearns Companies, Inc. Pf, Series C                 $   1.90                   125,000       121,250
    5,000    Community First Bankshares, Inc.                              $   1.75                   125,000       156,250
    5,000    ConAgra, Inc. Pf, Series E                                    $ 1.6875                   159,531       201,250
    4,000    Delta Air Lines, Inc. Pf, Series C                            $   3.50                   204,938       227,500
    7,000    Fourth Financial Corporation Pf. Series A                     $   1.75                   209,125       217,875
    2,500    J. P. Morgan & Co., Series A, Adj Rate Pf                     $   5.00                   143,720       182,500
    5,000    NorAm Energy Pf                                               $   3.00                   150,600       192,500
    4,000    Provident Life & Accident Insurance Co. Pf                    $  2.025                   100,000       104,000
    2,000    St. Paul Capital Pf                                           $   3.00                   100,000       117,000
                                                                                                 ------------  ------------
                                                                                                    1,612,409     1,818,625
                                                                                                 ------------  ------------
             TOTAL FIXED INCOME SECURITIES 37.5%                                                 $  5,561,387  $  5,975,429
                                                                                                 ------------  ------------
                                                                                                 ------------  ------------

NUMBER OF                                                                                                         MARKET
  SHARES                                       COMMON STOCKS                                         COST         VALUE
----------   ----------------------------------------------------------------------------------  ------------  ------------
             BASIC INDUSTRIES 6.3%
    4,000    Cooper Industries, Inc.                                                             $    134,186  $    141,000
    8,000    Graco Inc.                                                                               147,460       273,000
    5,000    Ingersoll-Rand Company                                                                    61,341       187,500
    4,000    Pentair, Inc.                                                                             51,782       180,000
    5,000    Weyerhaeuser Company                                                                     135,368       228,125
                                                                                                 ------------  ------------
                                                                                                      530,137     1,009,625
                                                                                                 ------------  ------------

             CONSUMER 11.2%
    6,000    Briggs & Stratton Corporation                                                             73,339       241,500
    5,000    Deluxe Corp.                                                                             131,746       165,625
    3,000    The Dun & Bradstreet Corporation                                                         146,260       173,625
    2,000    Eastman Kodak Company                                                                     53,573       118,500
    3,000    General Mills, Inc.                                                                      151,030       167,250
    4,000    Genuine Parts Company                                                                    112,273       160,500
    3,000    Hershey Foods Corporation                                                                146,610       193,125
    7,000    Hormel Foods                                                                             141,965       184,625
    5,000    McCormick & Co., Inc.                                                                     98,750       119,375
    8,000    Sturm, Ruger & Co., Inc.                                                                  67,552       250,000
                                                                                                 ------------  ------------
                                                                                                    1,123,098     1,774,125
                                                                                                 ------------  ------------

             ENERGY 6.3%
    4,000    Amoco Corporation                                                                        140,723       256,500
    2,000    Exxon Corporation                                                                         20,793       144,500
    2,500    Mobil Corporation                                                                         54,750       249,063
    4,000    Murphy Oil Corporation                                                                   101,288       160,000
    3,000    Schlumberger Limited                                                                     105,048       196,125
                                                                                                 ------------  ------------
                                                                                                      422,602     1,006,188
                                                                                                 ------------  ------------

             FINANCIAL 14.9%
    5,000    American Express Company                                                                  99,215       221,875
    5,000    First Bank System, Inc.                                                                   58,358       240,625
    5,000    Firstar Corp.                                                                            163,175       185,625
    2,250    Jefferson-Pilot Corp.                                                                     60,323       144,562
    6,000    Merrill Lynch & Co., Inc.                                                                 99,319       375,000
    4,000    J.P. Morgan & Co., Inc.                                                                  102,082       309,500
   20,000    Norwest Corporation                                                                       94,825       650,000
    6,000    ReliaStar                                                                                110,625       243,750
                                                                                                 ------------  ------------
                                                                                                      787,921     2,370,937
                                                                                                 ------------  ------------

NUMBER OF                                                                                                         MARKET
  SHARES                                       COMMON STOCKS                                         COST         VALUE
----------   ----------------------------------------------------------------------------------  ------------  ------------
             HEALTH CARE 8.1%
    3,000    American Home Products Corporation                                                  $    182,542  $    254,625
    5,000    Baxter International Inc.                                                                 76,524       205,625
    4,000    Bristol-Myers Squibb Company                                                             205,562       291,500
   10,000    Pfizer Inc.                                                                              136,357       533,750
                                                                                                 ------------  ------------
                                                                                                      600,985     1,285,500
                                                                                                 ------------  ------------

             TECHNOLOGY 9.3%
    5,000    AMP Incorporated                                                                         133,605       192,500
    5,000    Corning Inc.                                                                             135,725       143,125
    3,000    Emerson Electric Co.                                                                     128,697       214,500
    5,000    Honeywell Inc.                                                                            90,716       214,375
    2,000    International Business Machines Corporation                                               96,740       189,000
    5,000    MTS Systems Corporation                                                                   81,500       141,250
    3,000    Minnesota Mining & Manufacturing Company                                                  78,077       169,125
   10,000    National Computer Systems, Inc.                                                          121,380       215,000
                                                                                                 ------------  ------------
                                                                                                      866,440     1,478,875
                                                                                                 ------------  ------------

             UTILITIES 4.1%
    7,000    GTE Corporation                                                                           96,007       273,875
    5,000    Texas Utilities Company                                                                  183,482       174,375
    4,470    U S West Communications                                                                  156,168       210,649
                                                                                                 ------------  ------------
                                                                                                      435,657       658,899
                                                                                                 ------------  ------------

             TOTAL COMMON STOCKS 60.2%                                                           $  4,766,840  $  9,584,149
             Other Assets in Excess of Liabilities 2.3%                                                             360,390
                                                                                                 ------------  ------------
             NET ASSETS 100.0%                                                                   $ 10,328,227  $ 15,919,968
                                                                                                 ------------  ------------
                                                                                                 ------------  ------------

STATEMENT OF NET ASSETS AT SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Investments as annexed, at market value (cost $9,087,306).............................  $14,294,799
U.S. Governments (cost $1,240,922)....................................................    1,264,779
Cash..................................................................................      258,827
Dividends and interest receivable.....................................................      104,512
Receivables for securities sold, not yet delivered....................................            0
Prepaid expense.......................................................................        7,902
                                                                                        -----------
                                                                                        $15,930,819
LIABILITIES
Accrued management fee.........................................  $    7,956
Accrued custodian and transfer agent fee.......................       2,895
Payable for securities purchased, not yet received.............           0                  10,851
                                                                 ----------             -----------
NET ASSETS
Equivalent to $63.39 per share on 251,154 shares outstanding..........................  $15,919,968
                                                                                        -----------
                                                                                        -----------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1995

NET ASSETS, December 31, 1994.........................................................  $12,972,976
Net investment income, per statement below.....................  $  385,441
Net accrued income in price of shares sold and repurchased.....       1,490
                                                                 ----------
                                                                    386,931
Distribution to shareholders...................................     369,867                  17,064
                                                                 ----------
Fund shares issued and repurchased:
  Received for 19,552 shares issued............................   1,155,983
  Paid for 15,882 shares repurchased...........................     912,287                 243,696
                                                                 ----------
Increase in unrealized net appreciation (depreciation) of
 investments...................................................                           2,629,464
Net gain or (loss) realized from sales of securities...........                              56,768
Distribution from net realized gain............................                                   0
                                                                                        -----------
NET ASSETS, September 30, 1995.................................                         $15,919,968
                                                                                        -----------
                                                                                        -----------

--------------------------------------------------------------------------------
STATEMENT OF NET INVESTMENT INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME
Dividends.............................................................................  $   294,249
Interest..............................................................................      209,884
                                                                                        -----------
                                                                                        $   504,133
EXPENSES
Management fee (Note B)........................................  $   65,834
Fees and expenses of custodian, transfer agent and dividend
 disbursing agent (Note B).....................................      25,701
Legal and auditing fees and expenses...........................      12,583
Insurance......................................................       2,026
Other Fees and Expenses........................................      12,548                 118,692
                                                                 ----------             -----------
NET INVESTMENT INCOME..........................................                         $   385,441
                                                                                        -----------
                                                                                        -----------

NOTE A: No provision has been made for Federal income taxes as it is the intention of the Fund to comply with the provision of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes.

NOTE B: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisory fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Mairs and Power, Inc. which serves as transfer agent. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended during this period totaling $3,751. No compensation was paid to any other officer or director of the Fund.

SUPPLEMENTARY INFORMATION: Purchases and sales of investment securities during the nine months ended September 30, 1995 aggregated $707,607 and $333,357 respectively.

     ---------------------------------------------------------------------

                                MAIRS AND POWER

                               INCOME FUND, INC.

                          ---------------------------

                                 A NO-LOAD FUND

 W-2062 FIRST NATIONAL BANK BUILDING, 332 MINNESOTA STREET, ST. PAUL, MINNESOTA
                                     55101

                                  612-222-8478

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                            PER SHARE
                                              --------------------------------------
                                                          DISTRIBUTIONS   DIVIDENDS
                                                           OF REALIZED     FROM NET
                     SHARES       TOTAL NET   NET ASSET    SECURITIES     INVESTMENT
      DATES        OUTSTANDING     ASSETS       VALUE         GAINS         INCOME
-----------------  -----------   -----------  ---------   -------------   ----------
Dec. 31, 1985         91,674     $ 3,837,245   $41.86         $0.75         $2.19
Dec. 31, 1986        126,862       5,395,111    42.53          3.74          1.95
Dec. 31, 1987        147,717       5,772,298    39.08          2.18          2.11
Dec. 31, 1988        158,713       6,569,555    41.39          0.84          2.23
Dec. 31, 1989        172,243       7,886,058    45.78          0.66          2.15
Dec. 31, 1990        183,079       8,075,488    44.11          0.13          2.13
Dec. 31, 1991        200,138      10,676,264    53.34          0.00          1.99
Dec. 31, 1992        214,336      11,535,822    53.82          0.60          1.99
Dec. 31, 1993        238,430      13,441,576    56.38          1.25          1.98
Dec. 31, 1994        247,484      12,972,976    52.42          0.74          2.06
Sept. 30, 1995       251,154      15,919,968    63.39          0.00          1.50

No adjustment has been made for any income tax payable by stockholders on capital gains distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

   AVERAGE ANNUAL TOTAL RETURNS -- THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED SEPTEMBER 30, 1995) ARE AS FOLLOWS:
           1 YEAR: +22.1%       5 YEARS: +13.6%       10 YEARS: +12.5%
   PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

   William B. Frels      George A. Mairs, III          Peter G. Robb         Kathleen M. Kellerman
President and Director  Secretary and Director  Vice-President and Director        Treasurer

Litton E.S. Field  Donald E. Garretson  J. Thomas Simonet
    Director            Director            Director

                                MAIRS AND POWER

                               INCOME FUND, INC.